UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2022

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Money Market Fund

Semi-Annual Report
July 31, 2022

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance July 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® New York Municipal Money Market Fund	.74%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	86.8
8 - 30	2.7
31 - 60	4.2
61 - 90	2.1
91 - 180	1.3
> 180	2.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 35.9%
	Principal Amount (a)	Value ($)
Alabama - 0.8%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.53% 8/5/22, VRDN (b)(c)	6,161,000	6,161,000
West Jefferson Indl. Dev. Series 2008, 1.45% 8/5/22, VRDN (b)	1,100,000	1,100,000
TOTAL ALABAMA		7,261,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.6% 8/5/22, VRDN (b)(c)	1,500,000	1,500,000
Kansas - 0.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.44% 8/5/22, VRDN (b)	1,900,000	1,900,000
Series 2007 B, 1.44% 8/5/22, VRDN (b)	900,000	900,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.4% 8/5/22, VRDN (b)	2,100,000	2,100,000
TOTAL KANSAS		4,900,000
Louisiana - 0.9%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.49% 8/5/22, VRDN (b)	2,600,000	2,600,000
Series 2010 B1, 1.6% 8/5/22, VRDN (b)	5,200,000	5,200,000
TOTAL LOUISIANA		7,800,000
New York - 32.7%
New York City Gen. Oblig. Series 2015 F6, 1.89% 8/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Cook Street Apts. Proj.) Series A, 1.33% 8/5/22, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,880,000	2,880,000
(East 165th Street Proj.) Series A, 1.34% 8/5/22, LOC Citibank NA, VRDN (b)(c)	7,065,000	7,065,000
(Granite Terrace Apts. Proj.) Series A, 1.35% 8/5/22, LOC Citibank NA, VRDN (b)(c)	2,960,000	2,960,000
(Intervale Gardens Apts.) Series A, 1.35% 8/5/22, LOC Citibank NA, VRDN (b)(c)	3,015,000	3,015,000
(Related-Upper East Proj.) Series A, 1.5% 8/5/22, LOC Landesbank Baden-Wurttemberg, VRDN (b)(c)	39,700,000	39,700,000
New York Dorm. Auth. Rev. Series 2019 B, 1.4% 8/5/22, LOC Manufacturers & Traders Trust Co., VRDN (b)	23,200,000	23,200,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 1.81% 8/1/22, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	2,500,000	2,500,000
(750 Sixth Avenue Hsg. Proj.) Series 1999 A, 1.51% 8/5/22, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	18,700,000	18,700,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 B 2A, 1.5% 8/5/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	900,000	900,000
Series 2005 B 2B, 1.8% 8/5/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	9,500,000	9,500,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2011 A, 1.4% 8/5/22, LOC Freddie Mac, VRDN (b)(c)	13,700,000	13,700,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Rivereast Apts. Proj.) Series A, 1.34% 8/5/22, LOC Freddie Mac, VRDN (b)(c)	10,000,000	10,000,000
New York Hsg. Fin. Agcy. Rev. (Theatre Row Tower Hsg. Proj.) Series 2001 A, 1.48% 8/5/22, LOC Freddie Mac, VRDN (b)(c)	10,000,000	10,000,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 1.43% 8/5/22, LOC Fannie Mae, VRDN (b)	2,525,000	2,525,000
(Sierra Dev. Proj.) Series A, 1.31% 8/5/22, LOC Fannie Mae, VRDN (b)(c)	10,000,000	10,000,000
Series 2002 A, 1.31% 8/5/22, LOC Fannie Mae, VRDN (b)(c)	3,000,000	3,000,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 1.4% 8/5/22, LOC Fannie Mae, VRDN (b)	11,750,000	11,750,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.48% 8/5/22, LOC Fannie Mae, VRDN (b)(c)	54,570,000	54,570,000
(360 West 43rd Street Hsg. Proj.) Series A, 1.48% 8/5/22, LOC Fannie Mae, VRDN (b)(c)	13,700,000	13,700,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.31% 8/5/22, LOC Fannie Mae, VRDN (b)(c)	28,000,000	28,000,000
(West 20th Street Proj.) Series 2001 A, 1.31% 8/5/22, LOC Fannie Mae, VRDN (b)(c)	12,500,000	12,500,000
TOTAL NEW YORK		283,165,000
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Series 1995 3, 1.41% 8/29/22, VRDN (b)(c)(d)	4,600,000	4,600,000
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.6% 8/5/22, VRDN (b)(c)	1,700,000	1,700,000
Pennsylvania - 0.0%
Beaver County Indl. Dev. Auth. Series 2018 A, 1.45% 8/5/22, LOC Truist Bank, VRDN (b)	165,000	165,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $311,091,000)		311,091,000

Tender Option Bond - 44.8%
	Principal Amount (a)	Value ($)
Colorado - 0.5%
Colorado Health Facilities Auth. Participating VRDN Series 2022 004, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,700,000	3,700,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.58%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)(f)	300,000	300,000
TOTAL COLORADO		4,000,000
Connecticut - 0.8%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,955,000	3,955,000
Series Floaters 016, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,700,000	1,700,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.51%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	1,100,000	1,100,000
TOTAL CONNECTICUT		6,755,000
District Of Columbia - 0.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 1.45% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	140,000	140,000
Florida - 0.1%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.58%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)(f)	500,000	500,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.53%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	600,000	600,000
TOTAL FLORIDA		1,100,000
Illinois - 0.5%
Chicago Gen. Oblig. Participating VRDN Series XM 10 05, 1.48% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	300,000	300,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,735,000	3,735,000
TOTAL ILLINOIS		4,035,000
Kentucky - 0.1%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.53%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	500,000	500,000
Missouri - 0.1%
Kansas City Indl. Dev. Auth. Participating VRDN Series XG 03 96, 1.58% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(e)(f)	1,310,000	1,310,000
New York - 39.9%
Battery Park City Auth. Rev. Participating VRDN Series E 137, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	10,015,000	10,015,000
Dorm. Auth. New York Univ. Rev. Participating VRDN Series Floaters XF 05 98, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	835,000	835,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,300,000	4,300,000
Series Floaters XF 05 51, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	6,550,000	6,550,000
Series Floaters XF 06 77, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,500,000	2,500,000
Series Floaters XF 24 57, 1.38% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,666,500	5,666,500
Series Floaters XM 07 00, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	4,000,000	4,000,000
Series Floaters ZM 07 37, 1.41% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,030,000	2,030,000
Series XL 02 65, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,500,000	1,500,000
Monroe County Indl. Dev. Corp. Participating VRDN Series XF 13 18, 1.37% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,800,000	2,800,000
New York City Gen. Oblig. Participating VRDN:
Series 2020 003, 1.48% 9/9/22 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	11,200,000	11,200,000
Series Floaters E88, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,000,000	1,000,000
Series Floaters XF 07 26, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,600,000	5,600,000
Series Floaters ZF 07 24, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,000,000	1,000,000
Series Solar 2017 0057, 1.38% 8/5/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	3,225,000	3,225,000
Series XM 10 06, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,400,000	2,400,000
Series XM 10 09, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,445,000	4,445,000
New York City Hsg. Dev. Corp. Multifamily Hsg. Participating VRDN:
Series 2021 XL 01 83, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,200,000	3,200,000
Series XF 11 22, 1.39% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)(f)	1,100,000	1,100,000
New York City Indl. Dev. Agcy. Rev. Participating VRDN:
Series 2021 XF 29 35, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,875,000	1,875,000
Series XF 29 10, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	11,225,000	11,225,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 2015 ZF0207, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,500,000	1,500,000
Series Floaters E 129, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	3,300,000	3,300,000
Series Floaters XF 10 11, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	10,340,000	10,340,000
Series Floaters XM 03 83, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,215,000	2,215,000
Series Floaters ZM 05 47, 1.36% 8/5/22 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	8,460,000	8,460,000
Series MS 3373, 0.68% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	260,000	260,000
Series XF 12 97, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,270,000	2,270,000
Series XG 0112, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,315,000	2,315,000
Series ZL 02 09, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,400,000	3,400,000
New York City Transitional Fin. Auth. Participating VRDN Series XM 03 51, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,400,000	2,400,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,500,000	4,500,000
Series 2014 XM0029, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,800,000	2,800,000
Series Floaters XF 27 31, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,600,000	4,600,000
Series XF 13 37, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,700,000	1,700,000
Series XF 13 49, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,500,000	1,500,000
Series XF 13 54, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	900,000	900,000
Series XF 28 64, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000,000	5,000,000
Series ZL 02 16, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,100,000	2,100,000
New York Dorm. Auth. Rev. Participating VRDN:
Series XF 28 88, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,700,000	1,700,000
Series XG 03 75, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,000,000	1,000,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Floaters XF 25 86, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,000,000	2,000,000
Series XF 12 98, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,305,000	5,305,000
Series XF 13 04, 1.36% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,750,000	1,750,000
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	845,000	845,000
New York Liberty Dev. Corp. Participating VRDN Series XG 03 47, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,550,000	1,550,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 1.38% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	66,000,000	66,000,000
Series XF 06 57, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,935,000	1,935,000
Series XF 08 65, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,075,000	6,075,000
Series XF 24 19, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,125,000	1,125,000
Series XF 28 78, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	35,795,000	35,795,000
Series XF 30 00, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,800,000	8,800,000
Series XG 02 90, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,600,000	2,600,000
Series XM 06 97, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	3,500,000	3,500,000
Series XM 08 43, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,665,000	6,665,000
Series XX 11 56, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,165,000	9,165,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XF0139, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,335,000	1,335,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XX 11 27, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	2,000,000	2,000,000
Series ZF 09 29, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,355,000	1,355,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 1.38% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	3,990,000	3,990,000
Series Floaters XM 00 89, 1.38% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	3,790,000	3,790,000
Series Floaters XX 10 38, 1.38% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	5,835,000	5,835,000
Oneida County Local Dev. Corp. Rev. Participating VRDN Series XG 02 82, 1.37% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,650,000	1,650,000
Triborough Bridge & Tunnel Auth. Participating VRDN:
Series XF 12 87, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,250,000	9,250,000
Series XM 09 94, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,935,000	1,935,000
Series XM 09 95, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,665,000	2,665,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series XF 13 14, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,930,000	7,930,000
Series XF 13 50, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,200,000	1,200,000
Westchester County Local Dev. Co. Participating VRDN Series Floaters XF 24 81, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,000,000	1,000,000
TOTAL NEW YORK		345,771,500
New York And New Jersey - 2.6%
Port Auth. of New York & New Jersey Participating VRDN:
Series X3 03 37, 1.4% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	6,200,000	6,200,000
Series XG 02 65, 1.43% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	5,050,000	5,050,000
Series XG 03 79, 1.4% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	800,000	800,000
Series XG 03 94, 1.4% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	2,820,000	2,820,000
Series XX 12 19, 1.4% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,870,000	1,870,000
Series ZL 02 55, 1.4% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	3,100,000	3,100,000
Series ZL 02 70, 1.4% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	1,470,000	1,470,000
Series ZL 02 73, 1.4% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	935,000	935,000
TOTAL NEW YORK AND NEW JERSEY		22,245,000
Ohio - 0.1%
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.53%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	500,000	500,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.53%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	300,000	300,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.53%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	300,000	300,000
Washington - 0.1%
Port of Seattle Rev. Participating VRDN Series XM 10 27, 1.46% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	1,000,000	1,000,000
TOTAL TENDER OPTION BOND (Cost $387,956,500)		387,956,500

Other Municipal Security - 11.8%
	Principal Amount (a)	Value ($)
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Bonds Series 2019 A, 5% 10/1/22 (Escrowed to Maturity) (c)	1,165,000	1,172,517
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.58%, tender 1/24/23 (b)(g)	100,000	100,000
New York - 6.0%
Amherst Gen. Oblig. BAN Series 2021, 1.5% 11/4/22	150,000	150,356
East Greenbush Central School District BAN Series 2021, 1.5% 12/14/22	205,000	205,139
Hendrick Hudson Central School District BAN Series 2021, 2% 11/23/22	100,000	100,441
Lewiston BAN Series 2021, 1% 8/18/22	100,000	99,979
Mount Sinai Union Free School District TAN Series 2022, 4% 6/27/23	4,900,000	4,971,441
New Rochelle N Y BAN Series 2022, 3% 2/23/23	500,000	501,894
New York City Gen. Oblig. Bonds:
Series 2008 J3, 5% 8/1/22	2,000,000	2,000,000
Series 2012 I, 5% 8/1/22	140,000	140,000
Series 2013 G, 5% 8/1/22	1,650,000	1,650,000
Series 2013 J, 5% 8/1/22	925,000	925,000
Series 2016 A, 5% 8/1/22	555,000	555,000
Series 2016, 5% 8/1/22	405,000	405,000
Series 2019 A, 5% 8/1/22	4,215,000	4,215,000
Series 2020 C1, 4% 8/1/22	100,000	100,000
Series A, 5% 8/1/22	265,000	265,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2013 E, 5% 11/1/22	1,400,000	1,411,686
Series 2017 A1, 5% 8/1/22	1,100,000	1,100,000
Series 2018 B1, 5% 8/1/22	565,000	565,000
Series 2022 A1, 5% 11/1/22	350,000	352,867
Series B1, 5% 8/1/22	125,000	125,000
New York City Trust For Cultural Bonds:
Series 2014 B1, SIFMA Municipal Swap Index + 0.000% 1.48%, tender 12/29/22 (b)(g)	3,300,000	3,300,000
Series 2014 B2, NULL 1.43%, tender 4/10/23 (b)	5,390,000	5,390,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2021 B1, 3% 11/1/22	1,775,000	1,783,008
New York Metropolitan Trans. Auth. Rev. Bonds Series 2012 E, 5% 11/15/22 (Pre-Refunded to 11/15/22 @ 100)	1,600,000	1,616,129
Niagara-Wheatfield Central School District BAN Series 2022, 4% 6/27/23	7,815,000	7,893,287
Skaneateles Central School District BAN Series 2022, 4% 6/28/23	11,504,408	11,648,797
Tonawanda Town BAN Series 2021 B, 1.5% 8/26/22	355,000	354,923
TOTAL NEW YORK		51,824,947
New York And New Jersey - 5.7%
Port Auth. of New York & New Jersey:
Bonds:
Series 2013, 5% 12/1/22 (c)	195,000	197,989
Series 2014 185, 5% 9/1/22 (c)	2,400,000	2,407,662
Series 2022 231, 5% 8/1/22 (c)	1,100,000	1,100,000
Series 2022 A:
1.42% 8/18/22, CP (c)	8,800,000	8,800,000
1.65% 10/6/22, CP (c)	8,800,000	8,800,000
Series 2022 B:
1.4% 8/24/22, CP	4,235,000	4,235,000
1.45% 8/2/22, CP	3,900,000	3,900,000
1.45% 8/31/22, CP	2,000,000	2,000,000
1.48% 8/10/22, CP	4,900,000	4,900,000
1.55% 9/21/22, CP	4,000,000	4,000,000
1.6% 9/28/22, CP	3,000,000	3,000,000
1.65% 10/5/22, CP	6,200,000	6,200,000
TOTAL NEW YORK AND NEW JERSEY		49,540,651
TOTAL OTHER MUNICIPAL SECURITY (Cost $102,638,115)		102,638,115

Investment Company - 6.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 1.41% (h)(i) (Cost $54,148,612)	54,139,227	54,148,612

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $855,834,227)	855,834,227
NET OTHER ASSETS (LIABILITIES) - 1.3%	10,873,261
NET ASSETS - 100.0%	866,707,488

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,700,000 or 1.0% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.51%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/01/21	1,100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.58%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	300,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.58%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/01/21	500,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.53%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/03/21	500,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.53%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	500,000
Port Auth. of New York & New Jersey Series 1995 3, 1.41% 8/29/22, VRDN	10/17/19 - 3/06/20	4,600,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.53%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/01/21	300,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.53%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	600,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.53%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	300,000
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 1.41%	32,073,450	272,816,000	250,741,000	130,186	162	-	54,148,612	3.4%
Total	32,073,450	272,816,000	250,741,000	130,186	162	-	54,148,612

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$801,685,615
Unaffiliated issuers (cost $801,685,615)
Fidelity Central Funds (cost $54,148,612)	54,148,612

Total Investment in Securities (cost $855,834,227)		$855,834,227
Receivable for investments sold		14,600,000
Receivable for fund shares sold		825,399
Interest receivable		1,403,024
Distributions receivable from Fidelity Central Funds		43,044
Other receivables		42
Total assets		872,705,736
Liabilities
Payable to custodian bank	$411,254
Payable for investments purchased	5,000,000
Payable for fund shares redeemed	197,411
Distributions payable	12,389
Accrued management fee	253,438
Other affiliated payables	97,682
Other payables and accrued expenses	26,074
Total Liabilities		5,998,248
Net Assets		$866,707,488
Net Assets consist of:
Paid in capital		$866,822,926
Total accumulated earnings (loss)		(115,438)
Net Assets		$866,707,488
Net Asset Value , offering price and redemption price per share ($866,707,488 ÷ 865,127,430 shares)		$1.00

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Interest		$2,524,482
Income from Fidelity Central Funds		130,186
Total Income		2,654,668
Expenses
Management fee	$1,574,029
Transfer agent fees	553,127
Accounting fees and expenses	54,810
Custodian fees and expenses	4,880
Independent trustees' fees and expenses	1,420
Registration fees	18,415
Audit	19,603
Legal	3,903
Miscellaneous	1,042
Total expenses before reductions	2,231,229
Expense reductions	(382,944)
Total expenses after reductions		1,848,285
Net Investment income (loss)		806,383
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(107,647)
Fidelity Central Funds	162
Total net realized gain (loss)		(107,485)
Net increase in net assets resulting from operations		$698,898

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$806,383	$100,108
Net realized gain (loss)	(107,485)	103,071
Net increase in net assets resulting from operations	698,898	203,179
Distributions to shareholders	(805,610)	(214,891)
Share transactions
Proceeds from sales of shares	39,439,861	74,163,205
Reinvestment of distributions	778,007	207,610
Cost of shares redeemed	(112,635,129)	(201,781,905)
Net increase (decrease) in net assets and shares resulting from share transactions	(72,417,261)	(127,411,090)
Total increase (decrease) in net assets	(72,523,973)	(127,422,802)

Net Assets
Beginning of period	939,231,461	1,066,654,263
End of period	$866,707,488	$939,231,461

Other Information
Shares
Sold	39,439,861	74,163,205
Issued in reinvestment of distributions	778,007	207,610
Redeemed	(112,635,129)	(201,781,905)
Net increase (decrease)	(72,417,261)	(127,411,090)

Fidelity® New York Municipal Money Market Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.001	- B	.003	.010	.010	.005
Net realized and unrealized gain (loss)	- B	- B	- B	- B	.001	- B
Total from investment operations	.001	- B	.003	.010	.011	.005
Distributions from net investment income	(.001)	- B	(.003)	(.010)	(.010)	(.005)
Distributions from net realized gain	-	- B	- B	- B	(.001)	(.001)
Total distributions	(.001)	- B	(.003)	(.010)	(.011)	(.005) C
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	.09%	.02%	.31%	1.02%	1.10%	.52%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.50% H	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.41% H	.10%	.33%	.49%	.49%	.49%
Expenses net of all reductions	.41% H	.10%	.33%	.49%	.49%	.49%
Net investment income (loss)	.18% H	.01%	.29%	1.02%	1.00%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$866,707	$939,231	$1,066,654	$1,366,736	$1,603,906	$2,091,201

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.
Effective after the close of business on September 9, 2022, the Fund will be closed to new accounts with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.
Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to the losses deferred due to excise tax regulations.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Tax cost	$ 855,834,227

The Fund elected to defer to its next fiscal year approximately $9,550 of capital losses recognized during the period November 1,2021 to January 31, 2022.
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.
Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .12% of average net assets.
During the period, the investment adviser or its affiliates waived a portion of these fees.
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity New York Municipal Money Market Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New York Municipal Money Market Fund	4,625,000	43,065,000	-

5. Expense Reductions.
The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $375,112.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $131.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $7,701.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
7. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
8 . Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity New York AMT Tax-Free Money Market Fund.   The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange for corresponding shares of Fidelity New York AMT Tax-Free Money Market Fund equal in value to the net assets of the Fund on the day the reorganization is effective.   The reorganization does not require shareholder approval and is expected to become effective on September 16, 2022. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022

Fidelity® New York Municipal Money Market Fund **	.41%
Actual		$ 1,000	$ 1,000.90	$ 2.03 **
Hypothetical- B		$ 1,000	$ 1,022.76	$ 2.06 **

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid

Fidelity® New York Municipal Money Market Fund	.50%
Actual		$ 2.48
Hypothetical - B		$ 2.51

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

1.853336.115
NFS-SANN-0922
Fidelity® New York AMT Tax-Free Money Market Fund
(To be renamed Fidelity® New York Municipal Money Market Fund effective September 16, 2022)

Semi-Annual Report
July 31, 2022

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Note to Shareholders :

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and - given the wide variability in outcomes regarding the outbreak - significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action - in concert with the U.S. Federal Reserve and central banks around the world - to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.
In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.
Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance July 31, 2022 (Unaudited)
Current 7-Day Yields

Fidelity® New York AMT Tax-Free Money Market Fund	.90%
Institutional Class	1.00%
Service Class	.75%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2022, the most recent period shown in the table, would have been .95% for Institutional Class and .70% for Service Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	85.2
8 - 30	2.2
31 - 60	6.0
61 - 90	0.9
91 - 180	1.8
> 180	3.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments July 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 26.4%
	Principal Amount (a)	Value ($)
Alabama - 0.1%
West Jefferson Indl. Dev. Series 2008, 1.45% 8/5/22, VRDN (b)	1,800,000	1,800,000
Kansas - 0.7%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.44% 8/5/22, VRDN (b)	700,000	700,000
Series 2007 B, 1.44% 8/5/22, VRDN (b)	2,600,000	2,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 1.4% 8/5/22, VRDN (b)	500,000	500,000
(Western Resources, Inc. Proj.) Series 1994, 1.4% 8/5/22, VRDN (b)	5,500,000	5,500,000
TOTAL KANSAS		9,300,000
Louisiana - 1.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.49% 8/5/22, VRDN (b)	8,800,000	8,800,000
Series 2010 B1, 1.6% 8/5/22, VRDN (b)	9,100,000	9,100,000
TOTAL LOUISIANA		17,900,000
New York - 24.4%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 1.46% 8/5/22, LOC HSBC Bank U.S.A., NA, VRDN (b)	4,295,000	4,295,000
Battery Park City Auth. Rev. Series 2019 D2, 1.41% 8/5/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	9,925,000	9,925,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 1.27% 8/5/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	7,200,000	7,200,000
Series 2013 AA-1, 1.38% 8/5/22 (Liquidity Facility PNC Bank NA), VRDN (b)	6,085,000	6,085,000
Series 2016 AA2, 1.38% 8/5/22 (Liquidity Facility PNC Bank NA), VRDN (b)	3,050,000	3,050,000
Series 2016 CC, 1.31% 8/5/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	9,665,000	9,665,000
New York Dorm. Auth. Rev. Series 2019 B, 1.4% 8/5/22, LOC Manufacturers & Traders Trust Co., VRDN (b)	10,800,000	10,800,000
New York Hsg. Fin. Agcy. Rev. Series 2013 A, 1.79% 8/1/22, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,125,000	5,125,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 1.91% 8/1/22, LOC TD Banknorth, NA, VRDN (b)	24,055,000	24,055,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B1, 1.97% 8/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	11,465,000	11,465,000
Series 2005 B 2A, 1.5% 8/5/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	24,600,000	24,600,000
Series 2005 B 2B, 1.8% 8/5/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	23,600,000	23,600,000
Series 2005 B, 1.97% 8/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,410,000	9,410,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Elliott Chelsea Dev. Proj.) Series 2010 A, 1.31% 8/5/22, LOC Freddie Mac, VRDN (b)	20,705,000	20,705,000
Series 2011 A, 1.38% 8/5/22, LOC Freddie Mac, VRDN (b)	24,135,000	24,135,000
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 1.24% 8/5/22, LOC Freddie Mac, VRDN (b)	8,515,000	8,515,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 1.43% 8/5/22, LOC Fannie Mae, VRDN (b)	4,395,000	4,395,000
(Two Gold Street Proj.) Series 2006 A, 1.43% 8/5/22, LOC Fannie Mae, VRDN (b)	4,600,000	4,600,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 1.4% 8/5/22, LOC Fannie Mae, VRDN (b)	33,600,000	33,600,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 1.43% 8/5/22, LOC Fannie Mae, VRDN (b)	15,225,000	15,225,000
(Taconic West 17th St. Proj.) Series 2009 A, 1.4% 8/5/22, LOC Fannie Mae, VRDN (b)	34,400,000	34,400,000
Series 2009 A, 1.24% 8/5/22, LOC Fannie Mae, VRDN (b)	57,000,000	57,000,000
TOTAL NEW YORK		351,850,000
Pennsylvania - 0.0%
Beaver County Indl. Dev. Auth. Series 2018 A, 1.45% 8/5/22, LOC Truist Bank, VRDN (b)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $380,950,000)		380,950,000

Tender Option Bond - 48.4%
	Principal Amount (a)	Value ($)
California - 0.1%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DBE 80 11, 1.47% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	1,525,000	1,525,000
Colorado - 0.4%
Colorado Health Facilities Auth. Participating VRDN Series 2022 004, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,200,000	6,200,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,690,000	1,690,000
Series Floaters 016, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,800,000	2,800,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.51%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,800,000	1,800,000
TOTAL CONNECTICUT		6,290,000
Florida - 0.1%
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.53%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,000,000	1,000,000
Illinois - 0.3%
Chicago Gen. Oblig. Participating VRDN Series XM 10 05, 1.48% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	400,000	400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,545,000	3,545,000
TOTAL ILLINOIS		3,945,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 1.43% 8/5/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(d)	1,000,000	1,000,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.53%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	800,000	800,000
TOTAL KENTUCKY		1,800,000
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. Participating VRDN Series 2021 XF 11 05, 1.4% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	800,000	800,000
New York - 45.5%
Battery Park City Auth. Rev. Participating VRDN Series E 137, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	53,835,000	53,835,000
Dorm. Auth. New York Univ. Rev. Participating VRDN:
Series 2017 XG 0114, 1.35% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	7,760,000	7,760,000
Series Floaters XF 05 98, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	5,565,000	5,565,000
Hempstead Local Dev. Corp. Rev. Participating VRDN Series 2021 XG 03 11, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,430,000	1,430,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	3,700,000	3,700,000
Series Floaters XF 05 51, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,700,000	2,700,000
Series Floaters XF 06 77, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,100,000	2,100,000
Series Floaters XF 24 57, 1.38% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,333,500	2,333,500
Series Floaters XF 24 80, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	6,400,000	6,400,000
Series Floaters XM 07 00, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	4,020,000	4,020,000
Series Floaters ZM 07 37, 1.41% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,000,000	3,000,000
Series XL 02 65, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	2,500,000	2,500,000
Monroe County Indl. Dev. Corp. Participating VRDN Series XF 29 17, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,470,000	4,470,000
Nassau County Gen. Oblig. Participating VRDN Series Floaters G5, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	5,000,000	5,000,000
New York City Gen. Oblig. Participating VRDN:
Series 2015 ZF0206, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,700,000	2,700,000
Series 2020 003, 1.48% 9/9/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	19,100,000	19,100,000
Series 2022 XF 29 71, 1.36% 8/5/22 (Liquidity Facility Citibank NA) (b)(c)(d)	2,500,000	2,500,000
Series Floaters E88, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,830,000	3,830,000
Series Floaters XM 07 06, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,100,000	2,100,000
Series MS 3324, 1.35% 8/5/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (b)(c)(d)	13,950,000	13,950,000
Series RBC G 55, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	4,000,000	4,000,000
Series RBC G 56, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	4,500,000	4,500,000
Series Solar 2017 0057, 1.38% 8/5/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)(d)	1,510,000	1,510,000
Series XF 13 39, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	2,045,000	2,045,000
New York City Hsg. Dev. Corp. Multifamily Hsg. Participating VRDN:
Series 2021 XL 01 83, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	4,800,000	4,800,000
Series XF 11 22, 1.39% 8/5/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	1,665,000	1,665,000
Series XF 12 39, 1.36% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	6,000,000	6,000,000
New York City Indl. Dev. Agcy. Rev. Participating VRDN:
Series 2021 XF 29 35, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,725,000	2,725,000
Series XF 29 10, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,230,000	4,230,000
Series XF 29 11, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,705,000	1,705,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	7,275,000	7,275,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	11,355,000	11,355,000
Series 2015 ZF0207, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	6,500,000	6,500,000
Series 2017 ZM 0495, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,000,000	3,000,000
Series Floaters E 129, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	45,400,000	45,400,000
Series Floaters XF 07 45, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	4,500,000	4,500,000
Series Floaters XF 10 11, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,460,000	4,460,000
Series Floaters XM 03 83, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,500,000	2,500,000
Series Floaters XM 07 31, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	4,000,000	4,000,000
Series Floaters ZF 06 87, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	5,025,000	5,025,000
Series Floaters ZM 05 47, 1.36% 8/5/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	6,540,000	6,540,000
Series MS 3373, 0.68% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	1,040,000	1,040,000
Series XF 12 97, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,565,000	3,565,000
Series XG 0112, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,900,000	1,900,000
Series XL 02 79, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	11,100,000	11,100,000
Series XX 1046, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,500,000	1,500,000
Series ZL 02 21, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,000,000	1,000,000
New York City Transitional Fin. Auth. Participating VRDN:
Series XM 03 03, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,300,000	1,300,000
Series XM 03 51, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	4,080,000	4,080,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XM 06 19, 1.36% 8/5/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	3,750,000	3,750,000
Series Floaters XM 06 20, 1.36% 8/5/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	7,385,000	7,385,000
Series MS 3414, 1.38% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 2014 XM0029, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	22,370,000	22,370,000
Series Floaters XF 27 82, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,800,000	2,800,000
Series Floaters XF 07 16, 1.36% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	4,200,000	4,200,000
Series Floaters XF 07 17, 1.37% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	12,285,000	12,285,000
Series Floaters ZF 26 37, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,795,000	2,795,000
Series Floaters ZM 05 44, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	4,445,000	4,445,000
Series MS 3360, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,400,000	2,400,000
Series MS 3393, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,615,000	3,615,000
Series XF 13 05, 1.36% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	3,075,000	3,075,000
Series XF 13 37, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,800,000	2,800,000
Series XF 13 49, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,500,000	2,500,000
Series XF 13 54, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,425,000	1,425,000
Series XF 29 99, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	7,500,000	7,500,000
Series XX 11 87, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	8,645,000	8,645,000
Series YX 11 83, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,245,000	2,245,000
Series ZL 02 16, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,900,000	2,900,000
Series ZL 02 23, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,110,000	1,110,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series 15 XF1030, 1.36% 8/5/22 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	23,240,000	23,240,000
New York Dorm. Auth. Rev. Participating VRDN:
Series XF 28 88, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,140,000	5,140,000
Series XG 02 76, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	11,960,000	11,960,000
Series XG 02 77, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	14,460,000	14,460,000
Series XG 03 75, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,665,000	1,665,000
Series XL 01 53, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,000,000	5,000,000
Series XX 11 88, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	14,370,000	14,370,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series Floaters XF 25 86, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,750,000	3,750,000
Series Floaters XG 01 69, 1.36% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	10,800,000	10,800,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 1.38% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	22,665,000	22,665,000
Series XF 05 91, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	2,000,000	2,000,000
Series XF 06 57, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	6,065,000	6,065,000
Series XF 08 65, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	9,395,000	9,395,000
Series XF 30 00, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	14,600,000	14,600,000
Series XG 02 90, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,300,000	4,300,000
Series XM 06 97, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,500,000	1,500,000
Series XM 08 43, 1.38% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	11,800,000	11,800,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XF0139, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,340,000	5,340,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 08 47, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	11,935,000	11,935,000
Series XX 11 27, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,220,000	3,220,000
Series ZF 08 32, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	2,820,000	2,820,000
Series ZF 09 29, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	4,255,000	4,255,000
Oneida County Local Dev. Corp. Rev. Participating VRDN Series XG 02 82, 1.37% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,650,000	1,650,000
Triborough Bridge & Tunnel Auth. Participating VRDN:
Series 2022 XM 09 76, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	8,000,000	8,000,000
Series 2022 XM 09 93, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	4,000,000	4,000,000
Series XF 12 87, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	10,910,000	10,910,000
Series XM 09 94, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,400,000	3,400,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series XF 13 50, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	2,000,000	2,000,000
Series XL 02 74, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,875,000	1,875,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	7,700,000	7,700,000
Series Floaters ZF 27 40, 1.36% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,600,000	2,600,000
Series Floaters ZM 01 22, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	4,000,000	4,000,000
Series Floaters ZM 04 56, 1.36% 8/5/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,500,000	2,500,000
Series Floaters ZM 04 62, 1.36% 8/5/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	4,000,000	4,000,000
Westchester County Local Dev. Co. Participating VRDN Series Floaters XF 24 81, 1.37% 8/5/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,320,000	4,320,000
TOTAL NEW YORK		657,693,500
New York And New Jersey - 1.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XF 05 65, 1.36% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	1,500,000	1,500,000
Series Floaters XF 06 97, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	5,910,000	5,910,000
Series Floaters XF 26 00, 1.36% 8/5/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,800,000	2,800,000
Series MS 15 ZM0099, 1.41% 8/5/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	1,235,000	1,235,000
Series XG 03 83, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	3,305,000	3,305,000
Series ZL 02 56, 1.36% 8/5/22 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,300,000	1,300,000
TOTAL NEW YORK AND NEW JERSEY		16,050,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	785,000	785,000
Ohio Hosp. Rev. Participating VRDN Series 002, 1.48% 9/9/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,600,000	1,600,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.53%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	800,000	800,000
TOTAL OHIO		3,185,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.53%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	500,000	500,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.53%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	400,000	400,000
TOTAL TENDER OPTION BOND (Cost $699,388,500)		699,388,500

Other Municipal Security - 15.2%
	Principal Amount (a)	Value ($)
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.58%, tender 1/24/23 (b)(f)	100,000	100,000
New York - 8.3%
Amherst Gen. Oblig. BAN Series 2021, 1.5% 11/4/22	1,100,000	1,099,655
Chautauqua Lake Central School District BAN Series 2021, 2% 12/16/22	8,205,000	8,256,572
Hendrick Hudson Central School District BAN Series 2021, 2% 11/23/22	1,100,000	1,101,139
Mount Sinai Union Free School District TAN Series 2022, 4% 6/27/23	8,300,000	8,421,013
New York City Gen. Oblig. Bonds:
Series 2008 J3, 5% 8/1/22	2,860,000	2,860,000
Series 2012 A-1, 5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100)	825,000	830,206
Series 2012 A1, 5% 10/1/22 (Pre-Refunded to 10/1/22 @ 100)	200,000	201,242
Series 2012 I, 5% 8/1/22	100,000	100,000
Series 2013 D, 5% 8/1/22	4,755,000	4,755,000
Series 2013 G, 5% 8/1/22	2,100,000	2,100,000
Series 2013 J, 5% 8/1/22	800,000	800,000
Series 2014 J, 5% 8/1/22	12,800,000	12,800,000
Series 2016 A, 5% 8/1/22	375,000	375,000
Series 2018, 5% 8/1/22	205,000	205,000
Series 2019 A, 5% 8/1/22	6,075,000	6,075,000
Series 2020 C1, 4% 8/1/22	530,000	530,000
Series C, 5% 8/1/22	770,000	770,000
New York City Transitional Fin. Auth. Rev. Bonds:
Series 2013 E, 5% 11/1/22	2,285,000	2,304,072
Series B1, 5% 8/1/22	245,000	245,000
New York City Trust For Cultural Bonds:
Series 2014 B1, SIFMA Municipal Swap Index + 0.000% 1.48%, tender 12/29/22 (b)(f)	4,950,000	4,950,000
Series 2014 B2, NULL 1.43%, tender 4/10/23 (b)	9,100,000	9,100,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2021 B1, 3% 11/1/22	1,000,000	1,004,049
New York Metropolitan Trans. Auth. Rev. Bonds Series 2012 E, 5% 11/15/22 (Pre-Refunded to 11/15/22 @ 100)	2,650,000	2,676,713
New York State Envir. Facilities Corp. Rev. Bonds Series 2021 B, 5% 8/15/22	1,805,000	1,807,504
Niagara-Wheatfield Central School District BAN Series 2022, 4% 6/27/23	13,200,000	13,332,231
Oyster Bay Gen. Oblig. BAN Series 2022, 3% 3/9/23	13,900,000	14,054,119
Skaneateles Central School District BAN Series 2022, 4% 6/28/23	19,300,000	19,542,230
TOTAL NEW YORK		120,295,745
New York And New Jersey - 6.9%
Port Auth. of New York & New Jersey:
Bonds Series 2022 230, 4% 12/1/22	2,500,000	2,516,822
Series 2022 B:
1.4% 8/17/22, CP	14,800,000	14,800,000
1.4% 8/24/22, CP	7,100,000	7,100,000
1.45% 8/2/22, CP	6,460,000	6,460,000
1.45% 8/31/22, CP	3,800,000	3,800,000
1.47% 9/7/22, CP	11,370,000	11,370,000
1.48% 8/10/22, CP	8,125,000	8,125,000
1.5% 9/14/22, CP	14,700,000	14,700,000
1.55% 9/21/22, CP	7,760,000	7,760,000
1.6% 9/28/22, CP	12,500,000	12,500,000
1.65% 10/5/22, CP	10,300,000	10,300,000
TOTAL NEW YORK AND NEW JERSEY		99,431,822
TOTAL OTHER MUNICIPAL SECURITY (Cost $219,827,567)		219,827,567

Investment Company - 9.6%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 1.41% (g)(h) (Cost $138,774,811)	138,745,952	138,774,811

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,438,940,878)	1,438,940,878
NET OTHER ASSETS (LIABILITIES) - 0.4%	6,195,784
NET ASSETS - 100.0%	1,445,136,662

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Provides evidence of ownership in one or more underlying municipal bonds.
(d)	Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,300,000 or 0.4% of net assets.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.51%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/01/21	1,800,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 1.53%, tender 11/1/22 (Liquidity Facility Royal Bank of Canada)	5/03/21	800,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.53%, tender 12/1/22 (Liquidity Facility Royal Bank of Canada)	6/01/21	800,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.53%, tender 10/3/22 (Liquidity Facility Royal Bank of Canada)	4/01/21	500,000
Tampa-Hillsborough County Expressway Auth. Rev. Bonds Series G-113, 1.53%, tender 1/3/23 (Liquidity Facility Royal Bank of Canada)	7/01/21	1,000,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.53%, tender 2/1/23 (Liquidity Facility Royal Bank of Canada)	2/01/21	400,000
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Tax-Free Cash Central Fund 1.41%	114,280,623	413,341,999	388,850,000	419,441	2,189	-	138,774,811	7.7%
Total	114,280,623	413,341,999	388,850,000	419,441	2,189	-	138,774,811

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
		July 31, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:	$1,300,166,067
Unaffiliated issuers (cost $1,300,166,067)
Fidelity Central Funds (cost $138,774,811)	138,774,811

Total Investment in Securities (cost $1,438,940,878)		$1,438,940,878
Receivable for investments sold		9,165,000
Receivable for fund shares sold		7,883,637
Interest receivable		2,816,334
Distributions receivable from Fidelity Central Funds		120,626
Receivable from investment adviser for expense reductions		41,668
Other receivables		1,046
Total assets		1,458,969,189
Liabilities
Payable to custodian bank	$1,244
Payable for investments purchased	9,000,000
Payable for fund shares redeemed	4,398,507
Distributions payable	110,408
Accrued management fee	245,025
Distribution and service plan fees payable	24
Other affiliated payables	77,319
Total Liabilities		13,832,527
Net Assets		$1,445,136,662
Net Assets consist of:
Paid in capital		$1,444,956,167
Total accumulated earnings (loss)		180,495
Net Assets		$1,445,136,662

Net Asset Value and Maximum Offering Price
New York AMT Tax-Free Money Market Fund :
Net Asset Value , offering price and redemption price per share ($380,866,628 ÷ 380,359,632 shares)		$1.00
Institutional Class :
Net Asset Value , offering price and redemption price per share ($1,064,165,716 ÷ 1,062,858,934 shares)		$1.00
Service Class :
Net Asset Value , offering price and redemption price per share ($104,318 ÷ 104,189 shares)		$1.00

Statement of Operations
		Six months ended July 31, 2022 (Unaudited)
Investment Income
Interest		$3,815,362
Income from Fidelity Central Funds		419,441
Total Income		4,234,803
Expenses
Management fee	$1,415,752
Transfer agent fees	454,244
Distribution and service plan fees	145
Independent trustees' fees and expenses	2,155
Total expenses before reductions	1,872,296
Expense reductions	(334,978)
Total expenses after reductions		1,537,318
Net Investment income (loss)		2,697,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	50,777
Fidelity Central Funds	2,189
Total net realized gain (loss)		52,966
Net increase in net assets resulting from operations		$2,750,451

Statement of Changes in Net Assets

	Six months ended July 31, 2022 (Unaudited)	Year ended January 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,697,485	$110,705
Net realized gain (loss)	52,966	388,850
Net increase in net assets resulting from operations	2,750,451	499,555
Distributions to shareholders	(2,696,440)	(151,828)
Share transactions - net increase (decrease)	89,093,955	(387,592,058)
Total increase (decrease) in net assets	89,147,966	(387,244,331)

Net Assets
Beginning of period	1,355,988,696	1,743,233,027
End of period	$1,445,136,662	$1,355,988,696

Fidelity® New York AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.002	- B	.003	.012	.012	.006
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.002	- B	.003	.012	.012	.006
Distributions from net investment income	(.002)	- B	(.003)	(.012)	(.012)	(.006)
Distributions from net realized gain	-	-	- B	- B	- B	- B
Total distributions	(.002)	- B	(.003)	(.012)	(.012)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.16%	.01%	.33%	1.18%	1.18%	.64%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.30% G	.31%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.28% G	.09%	.26%	.30%	.30%	.30%
Expenses net of all reductions	.28% G	.09%	.26%	.30%	.30%	.30%
Net investment income (loss)	.33% G	.01% B	.35%	1.15%	1.18%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$380,867	$405,747	$468,986	$566,254	$530,339	$379,101

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Fidelity® New York AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.002	- B	.004	.013	.013	.007
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.002	- B	.004	.013	.013	.007
Distributions from net investment income	(.002)	- B	(.004)	(.013)	(.013)	(.007)
Distributions from net realized gain	-	-	- B	- B	- B	- B
Total distributions	(.002)	- B	(.004)	(.013)	(.013)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.20%	.01%	.39%	1.28%	1.28%	.74%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.25% G	.26%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% G	.09%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20% G	.09%	.20%	.20%	.20%	.20%
Net investment income (loss)	.41% G	.01%	.42%	1.25%	1.28%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$1,064,166	$950,125	$1,274,107	$1,968,318	$1,405,962	$1,013,988

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized

Fidelity® New York AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) July 31, 2022	Years ended January 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.001	- B	.003	.010	.010	.005
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.001	- B	.003	.010	.010	.005
Distributions from net investment income	(.001)	- B	(.003)	(.010)	(.010)	(.005)
Distributions from net realized gain	-	-	- B	- B	- B	- B
Total distributions	(.001)	- B	(.003)	(.010)	(.010)	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C,D	.10%	.01%	.27%	1.03%	1.02%	.49%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.50% G	.51%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.39% G	.09%	.36%	.45%	.45%	.45%
Expenses net of all reductions	.39% G	.09%	.36%	.45%	.45%	.45%
Net investment income (loss)	.21% G	.01%	.26%	1.00%	1.03%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$104	$117	$140	$306	$350	$134

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.0005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Annualized

Notes to Financial Statements   (Unaudited)
For the period ended July 31, 2022

1. Organization.
Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of New York. In July 2022, the Board of Trustees approved a plan of liquidation for Service Class of the Fund; and Service Class was liquidated on August 12, 2022.
In July 2022, the Board of Trustees approved a change in the name of Fidelity New York AMT Tax-Free Money Market Fund to Fidelity New York Municipal Money Market Fund. In addition, the New York AMT Tax-Free Money Market class of shares will be renamed Premium Class. These changes will be effective September 16, 2022.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.
Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:
Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.
Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.
Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.
As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Tax cost	$1,438,940,878

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee   and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.
In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.
During the period, the investment adviser or its affiliates waived a portion of these fees.
Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 145	$ 133

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New York AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New York AMT Tax Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New York AMT Tax-Free Money Market Fund	$ 199,533
Institutional Class	254,682
Service Class	29
$ 454,244

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New York AMT Tax-Free Money Market Fund	40,855,000	29,290,000	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $262,157 and $31, respectively.
Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

New York AMT Tax-Free Money Market Fund	$53,474
Institutional Class	17,749
Service Class	36

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,531.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2022	Year ended January 31, 2022
Fidelity New York AMT Tax-Free Money Market Fund
Distributions to shareholders
New York AMT Tax-Free Money Market Fund	$620,762	$43,233
Institutional Class	2,075,561	108,583
Service Class	117	12
Total	$2,696,440	$151,828

7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2022	Year ended January 31, 2022	Six months ended July 31, 2022	Year ended January 31, 2022
Fidelity New York AMT Tax-Free Money Market Fund
New York AMT Tax-Free Money Market Fund
Shares sold	127,684,265	163,895,831	$ 127,684,265	$ 163,895,831
Reinvestment of distributions	576,141	40,309	576,141	40,309
Shares redeemed	(153,092,779)	(227,315,538)	(153,092,779)	(227,315,538)
Net increase (decrease)	(24,832,373)	(63,379,398)	$ (24,832,373)	$ (63,379,398)
Institutional Class
Shares sold	540,515,707	335,031,218	$ 540,515,707	$ 335,031,218
Reinvestment of distributions	1,794,466	93,274	1,794,466	93,274
Shares redeemed	(428,371,291)	(659,313,871)	(428,371,291)	(659,313,871)
Net increase (decrease)	113,938,882	(324,189,379)	$ 113,938,882	$ (324,189,379)
Service Class
Shares sold	-	240	$ -	$ 240
Reinvestment of distributions	117	12	117	12
Shares redeemed	(12,671)	(23,533)	(12,671)	(23,533)
Net increase (decrease)	(12,554)	(23,281)	$ (12,554)	$ (23,281)

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Coronavirus (COVID-19) Pandemic.
An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.
10. Proposed Reorganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity New York Municipal Money Market Fund.   The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of Fidelity New York Municipal Money Market Fund in exchange for corresponding shares of the Fund equal in value to the net assets of Fidelity New York Municipal Money Market Fund on the day the reorganization is effective. The reorganization provides shareholders of Fidelity New York Municipal Money Market Fund access to a larger portfolio with a similar investment objective.
The reorganization does not require Fidelity New York Municipal Money Market Fund shareholder approval and is expected to become effective on September 16, 2022.   The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2022 to July 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value February 1, 2022	Ending Account Value July 31, 2022	Expenses Paid During Period- C February 1, 2022 to July 31, 2022
Fidelity® New York AMT Tax-Free Money Market Fund
Fidelity® New York AMT Tax-Free Money Market Fund	.28%
Actual		$ 1,000	$ 1,001.60	$ 1.39
Hypothetical- B		$ 1,000	$ 1,023.41	$ 1.40
Institutional Class	.20%
Actual		$ 1,000	$ 1,002.00	$ .99
Hypothetical- B		$ 1,000	$ 1,023.80	$ 1.00
Service Class **	.39%
Actual		$ 1,000	$ 1,001.00	$ 1.93
Hypothetical- B		$ 1,000	$ 1,022.86	$ 1.96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity® New York AMT Tax-Free Money Market Fund
Service Class	.45%
Actual		$ 2.23
Hypothetical - B		$ 2.26

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

1.536272.125
NYS-SANN-0922

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 21, 2022